Income Taxes (Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of the fiscal year	¥ 41,268	¥ 50,577	¥ 95,425
Reductions for tax positions of prior years	(761)	(331)	(31,396)
Additions for tax positions of prior years	52	162	3,094
Additions based on tax positions related to the current year	8,267	8,074	2,594
Settlements	(4,467)	(13,240)	(4,235)
Lapse in statute of limitations	(1,095)	(1,251)	(14,824)
Foreign currency translation adjustments	2,476	(2,723)	(81)
Balance at end of the fiscal year	45,740	41,268	50,577
Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	¥ 33,126	¥ 29,539	¥ 35,004